UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     M.A. Greenwood & Associates, Inc.
Address:  Post Office Box 4278
      	  Fayetteville, Arkansas 72702

13f File Number:  28-4585

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Mary Ann Greenwood
Title:    President
Phone:    479-521-5353

Signature, Place, and Date of Signature:
Mary Ann Greenwood, Fayetteville, Arkansas, April 19, 2007
Report Type (check only one.):
[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Mangers Reporting for this Manager:

None.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:  0
Form 13F Information Table Entry Total: 49
Form 13F Information Table Value Total(x$1,000):  $139,997
List of Other Included managers:  None.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABN AMRO ADR                   COM              000937102     1446    33610 SH       Sole                    31610              2000
American Express               COM              025816109     3598    63791 SH       Sole                    60836              2955
Anheuser-Busch                 COM              035229103     3804    75380 SH       Sole                    72335              3045
Avon                           COM              054303102     3097    83110 SH       Sole                    79660              3450
Black & Decker                 COM              091797100     3153    38630 SH       Sole                    36880              1750
Boeing Company                 COM              097023105     3749    42170 SH       Sole                    40185              1985
Chevron                        COM              166764100     3844    51980 SH       Sole                    49580              2400
Cisco Systems                  COM              17275R102     3489   136680 SH       Sole                   131935              4745
Citigroup Inc                  COM              172967101     4193    81677 SH       Sole                    78549              3128
Coca-Cola                      COM              191216100     1869    38935 SH       Sole                    37040              1895
Disney, (Walt) Co              COM              254687106     3549   103080 SH       Sole                    98880              4200
DuPont deNemours               COM              263534109     2429    49145 SH       Sole                    46605              2540
Eastman Chemical               COM              277432100     2908    45925 SH       Sole                    44025              1900
Ebay Inc                       COM              278642103     1188    35835 SH       Sole                    34335              1500
Exxon Mobil Corp               COM              30231G102     4229    56051 SH       Sole                    53621              2430
Federal Signal                 COM              313855108     2156   138900 SH       Sole                   132575              6325
General Electric               COM              369604103     4596   129975 SH       Sole                   123531              6444
Goodyear Tire                  COM              382550101     2985    95710 SH       Sole                    92060              3650
Home Depot                     COM              437076102     3411    92847 SH       Sole                    88582              4265
Honeywell Inc.                 COM              438516106     3416    74155 SH       Sole                    70555              3600
Int'l Business Mach            COM              459200101     3076    32637 SH       Sole                    31232              1405
Intel Corp                     COM              458140100     2454   128293 SH       Sole                   121708              6585
International Paper            COM              460146103      373    10240 SH       Sole                     9590               650
J.B. Hunt                      COM              445658107      667    25403 SH       Sole                    25403
JP Morgan Chase                COM              46625H100     4086    84462 SH       Sole                    80417              4045
Johnson & Johnson              COM              478160104     3405    56510 SH       Sole                    53940              2570
McDonalds Corp                 COM              580135101     3812    84612 SH       Sole                    81067              3545
Microsoft Corp                 COM              594918104     2559    91822 SH       Sole                    87912              3910
Morgan Stanley                 COM              617446448     3669    46580 SH       Sole                    44515              2065
Nokia ADS                      COM              654902204     2944   128430 SH       Sole                   123490              4940
Novartis AG ADR                COM              66987V109     1604    29370 SH       Sole                    27140              2230
Oracle Systems                 COM              68389X105     2861   157808 SH       Sole                   150208              7600
Pfizer Inc                     COM              717081103     2583   102276 SH       Sole                    97536              4740
Power-One Inc                  COM              739308104     1098   191950 SH       Sole                   184650              7300
Procter & Gamble               COM              742718109     3348    53006 SH       Sole                    50681              2325
Royal Dutch Shl ADR            COM              780259206     2333    35195 SH       Sole                    34565               630
Royal Phil Elec ADR            COM              500472303     3932   103195 SH       Sole                    99055              4140
SAP AG ADR                     COM              803054204     1582    35425 SH       Sole                    34275              1150
Sealy Corp.                    COM              812139301     1900   108695 SH       Sole                   103595              5100
Stryker Corp                   COM              863667101     2844    42885 SH       Sole                    40835              2050
The Gap                        COM              364760108     2069   120210 SH       Sole                   115050              5160
Time Warner Inc                COM              887317105     2410   122214 SH       Sole                   116304              5910
Toyota Motor                   COM              892331307     2950    23020 SH       Sole                    22030               990
Tyco International             COM              902124106     3614   114561 SH       Sole                   108986              5575
Tyson Foods Cl A               COM              902494103      807    41551 SH       Sole                    40901               650
Unilever ADR                   COM              904784709     1641    56173 SH       Sole                    53513              2660
United Technologies            COM              913017109     4726    72705 SH       Sole                    69265              3440
Wal-Mart Stores                COM              931142103     5042   107386 SH       Sole                   102791              4595
Zimmer Inc.                    COM              98956p102     2498    29245 SH       Sole                    27880              1365